COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
28. COMMITMENTS AND CONTINGENCIES
(a) Operating commitment
s
As of December 31, 2020, the Company had outstanding operating commitments totaling RMB 226, which was the short-term lease payments.
(b) Contingencies
In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. Starting in November 2019, the Group and certain of their officers and directors and others have been named as defendants in putative securities class actions. The actions allege that defendants made misstatements and omissions in connection with the initial public offering in May 2019 in violation of the Securities Act of 1933.The cases are still at the preliminary stage, therefore the Group is unable to predict the outcome of these cases, or reasonably estimate a range of possible loss, if any, given the current status of the litigation.
The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded material liabilities in this regard as of December 31, 2018, 2019 and 2020.